Basis of presentation (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Basis of presentation
Aggregate gross proceeds		$ 16,884,659	$ 23,011,788
Public offering
Basis of presentation
Aggregate gross proceeds	$ 60